Appendix III	12 Months Ended
Dec. 31, 2024
Appendix III
Appendix III

APPENDIX III

GRIFOLS, S.A. AND SUBSIDIARIES

Changes in Other Intangible Assets for the year ended 31 December 2024, 2023 and 2022

(expressed in thousands of Euros)

	Balance at				Translation	Balance at
	31/12/2023	Additions	Transfers	Disposals	differences	31/12/2024

Development costs	1,853,483	102,092	—	(2,472)	49,866	2,002,969
Concessions, patents, licenses brands & similar	284,736	1,288	1,852	(814)	15,911	302,973
Computer software	359,837	25,915	4,883	(1,755)	12,432	401,312
Currently marketed products	1,389,248	—	—	—	74,095	1,463,343
Other intangible assets	117,172	9,534	(1,521)	(3,012)	4,953	127,126
Total cost of intangible assets	4,004,476	138,829	5,214	(8,053)	157,257	4,297,723
Accum. amort. of development costs	(228,832)	(32,582)	—	2,472	(7,449)	(266,391)
Accum. amort of concessions, patents, licences, br.	(91,496)	(16,154)	—	815	(4,529)	(111,364)
Accum. amort. of cumputer software	(251,438)	(34,455)	—	467	(8,713)	(294,139)
Accum. amort. of currently marketed products	(499,347)	(49,262)	—	—	(31,454)	(580,063)
Accum. amort. of other intangible assets	(100,108)	(1,225)	—	—	(5,450)	(106,783)
Total accum. amort intangible assets	(1,171,221)	(133,678)	—	3,754	(57,595)	(1,358,740)
Impairment of other intangible assets	(1,059)	(10,113)	(1,794)	140	(25)	(12,851)
Carrying amount of intangible assets	2,832,196	(4,962)	3,420	(4,159)	99,637	2,926,132

This appendix forms an integral part of Note 7 to the consolidated financial statements.

APPENDIX III

GRIFOLS, S.A. AND SUBSIDIARIES

Changes in Other Intangible Assets for the year ended 31 December 2024, 2023 and 2022

(expressed in thousands of Euros)

	Balance at				Translation	Balance at
	31/12/2022	Additions	Transfers	Disposals	differences	31/12/2023

Development costs	1,822,085	58,573	—	—	(27,175)	1,853,483
Concessions, patents, licenses brands & similar	292,158	2,747	(344)	(1,478)	(8,347)	284,736
Computer software	340,991	22,174	3,684	(117)	(6,895)	359,837
Currently marketed products	1,431,174	—	—	—	(41,926)	1,389,248
Other intangible assets	117,485	2,388	(157)	(678)	(1,866)	117,172
Total cost of intangible assets	4,003,893	85,882	3,183	(2,273)	(86,209)	4,004,476
Accum. amort. of development costs	(199,444)	(32,694)	—	—	3,306	(228,832)
Accum. amort of concessions, patents, licences, br.	(77,331)	(16,274)	363	192	1,554	(91,496)
Accum. amort. of cumputer software	(220,305)	(34,366)	(1,294)	104	4,423	(251,438)
Accum. amort. of currently marketed products	(464,094)	(51,484)	—	—	16,231	(499,347)
Accum. amort. of other intangible assets	(91,489)	(12,391)	—	678	3,094	(100,108)
Total accum. amort intangible assets	(1,052,663)	(147,209)	(931)	974	28,608	(1,171,221)
Impairment of other intangible assets	(2,083)	(421)	—	1,438	7	(1,059)
Carrying amount of intangible assets	2,949,147	(61,748)	2,252	139	(57,594)	2,832,196

This appendix forms an integral part of Nota 7 to the consolidated financial statements.